Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials		$ 139	$ 573
Work-in-process
Finished goods		941	452
Inventory		1,080	1,025
Inventory reserves		(982)
Total inventories	$ 58	$ 98	$ 1,025